Schedule IV - Consolidated Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 1,294,462	$ 1,328,917	$ 1,463,472
Ceded to other companies	(949,894)	(971,047)	(1,106,638)
Assumed from other companies	4,768	4,749	5,939
Net amount	$ 349,336	$ 362,619	$ 362,773
Percentage of amount assumed to net	1.40%	1.30%	1.60%
Gross amount	$ 343,103,636	$ 365,008,309	$ 390,226,197
Ceded to other companies	338,144,016	359,316,014	384,704,438
Assumed from other companies	4,049,125	4,180,222	4,601,282
Net amount	$ 9,008,745	$ 9,872,516	$ 10,123,041
Percentage of amount assumed to net	44.90%	42.30%	45.50%
Life and Annuity Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 1,236,410	$ 1,270,770	$ 1,405,005
Ceded to other companies	(895,505)	(918,414)	(1,056,276)
Assumed from other companies	4,768	4,749	5,939
Net amount	$ 345,673	$ 357,105	$ 354,668
Percentage of amount assumed to net	1.40%	1.30%	1.70%
Accident And Health Insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 58,052	$ 58,147	$ 58,467
Ceded to other companies	(54,389)	(52,633)	(50,362)
Net amount	$ 3,663	$ 5,514	$ 8,105
Percentage of amount assumed to net	0.00%	0.00%	0.00%